Consolidated statement of comprehensive income of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Statement of comprehensive income [abstract]
Net result from continuing and discontinued operations	€ (1,404)	€ 2,029	€ (135)
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(1)	(5)	20
Remeasurements of defined benefit plans	(43)	345	(75)
Income tax relating to items that will not be reclassified	(4)	(77)	12
Discontinued operations that will not be reclassified	703	133	(159)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments	(13,061)	(1,328)	2,969
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	557	(336)	26
Changes in cash flow hedging reserve	(192)	(228)	(247)
Movement in foreign currency translation and net foreign investment hedging reserves	1,073	1,240	(1,493)
Equity movements of joint ventures	(63)	25	12
Equity movements of associates	1	(5)	5
Disposal of group assets	164	8	(8)
Income tax relating to items that may be reclassified	2,710	390	(589)
Discontinued operations that may be reclassified	(1,426)	23	(17)
Other	38	15	3
Total other comprehensive income / (loss)	(9,545)	200	457
Total comprehensive income / (loss)	(10,950)	2,229	321
Total comprehensive income/ (loss) attributable to:
Owners of Aegon N.V.	(10,991)	2,168	315
Non-controlling interests	€ 41	€ 61	€ 6

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.